SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 966,148	$ 466,934
Additions	490,394	588,320
Disposals	(136,204)	(89,106)
Property, plant and equipment, ending balance	1,320,338	966,148
Accumulated depreciation Property, plant and equipment, beginning balance	561,457	169,891
Charge for the year	154,410	469,917
Disposals	(76,330)	(78,351)
Accumulated depreciation Property, plant and equipment, ending balance	639,537	561,457
Property, plant and equipment	680,801	404,691
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	95,662	54,110
Additions	58,611	60,240
Disposals	(21,000)	(18,688)
Property, plant and equipment, ending balance	133,273	95,662
Accumulated depreciation Property, plant and equipment, beginning balance	41,998	25,291
Charge for the year	22,762	32,627
Disposals	(6,582)	(15,920)
Accumulated depreciation Property, plant and equipment, ending balance	58,178	41,998
Property, plant and equipment	75,095	53,664
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	834,453	342,472
Additions	320,941	528,080
Disposals	(115,204)	(36,099)
Property, plant and equipment, ending balance	1,040,192	834,453
Accumulated depreciation Property, plant and equipment, beginning balance	502,790	102,277
Charge for the year	112,361	433,855
Disposals	(69,748)	(33,342)
Accumulated depreciation Property, plant and equipment, ending balance	545,403	502,790
Property, plant and equipment	494,789	331,663
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance		4,352
Additions	86,530
Disposals		(4,352)
Property, plant and equipment, ending balance	86,530
Accumulated depreciation Property, plant and equipment, beginning balance		4,352
Charge for the year	6,790
Disposals		(4,352)
Accumulated depreciation Property, plant and equipment, ending balance	6,790
Property, plant and equipment	79,740
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance		29,967
Additions
Disposals		(29,967)
Property, plant and equipment, ending balance
Accumulated depreciation Property, plant and equipment, beginning balance		24,737
Charge for the year
Disposals		(24,737)
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	36,033	36,033
Additions	24,310
Disposals
Property, plant and equipment, ending balance	60,343	36,033
Accumulated depreciation Property, plant and equipment, beginning balance	16,669	13,234
Charge for the year	12,497	3,435
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	29,166	16,669
Property, plant and equipment	$ 31,177	$ 19,364